Derivative financial instruments (Details) $ in Thousands				9 Months Ended	12 Months Ended
	Feb. 01, 2024 USD ($)	Aug. 01, 2023 USD ($)	Apr. 07, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 17, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value					$ 772,000	$ 606,000
Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration			$ 2,500	$ 10,000
Final consideration	$ 12,900				12,900
T and W Holdings Proprietary Limited
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value					300
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk					(100)
T and W Holdings Proprietary Limited | Call Option Agreement One
Disclosure of detailed information about financial instruments [line items]
Percentage of additional voting equity interests acquired (in percent)								16.00%
Percentage of voting equity interests acquired (in percent)								51.00%
T and W Holdings Proprietary Limited | Call Option Agreement Two
Disclosure of detailed information about financial instruments [line items]
Percentage of additional voting equity interests acquired (in percent)								24.00%
Percentage of voting equity interests acquired (in percent)								75.00%
DGC
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 61,300			$ 47,100			$ 47,100
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk						$ (14,300)	$ (30,800)
DGC | Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration			$ 10,000
SportCC ApS ("SportCC")
Disclosure of detailed information about financial instruments [line items]
Option consideration		$ 2,500			$ 2,500
Percentage of remaining voting equity interests acquired		0.25